Stock Options (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
The following table summarizes stock option activity in the Company’s stock-based compensation plans for the year ended December 31, 2017. All options issued were non-qualified stock options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Options Exercisable	Weighted Average Fair Value At Date of Grant
Outstanding at December 31, 2015	37,636	$12.01	$—	18,665	13.59
Granted at Fair Value	—	$—
Exercised	—	—
Canceled	(9,870)	$10.72
Outstanding at December 31, 2016	27,766	$12.47	$—	21,187	13.16
Granted at Fair Value	197,369	$1.52
Exercised	—	—
Canceled	(1,579)	$38
Outstanding at December 31, 2017	223,556	$2.62	$489,475	44,827	13.49

(1)
The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option at December 31, 2017. If the exercise price exceeds the market value, there is no intrinsic value.

Schedule of stock option fair value assumptions
The following assumptions were used to compute the weighted average fair value of options granted during the periods presented.

	2017	2016
Expected term of option	10 years	3 years
Risk free interest rates	2.18%	1.12%
Estimated volatility	972.1	593.3
Dividend yield	—%	—%

Information about stock options
The following table summarizes information about stock options outstanding at December 31, 2017:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number Exercisable	Weighted Average Exercise Price of Exercisable Options	Aggregate Intrinsic Value (1)
$1.52- $13.30	223,556	9.04	$2.62	$489,475	44,827	$13.49	$54,386

(1)
The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option at December 31, 2017. If the exercise price exceeds the market value, there is no intrinsic value.

The following table summarizes information about options outstanding at December 31, 2016:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number Exercisable	Weighted Average Exercise Price of Exercisable Options	Aggregate Intrinsic Value (1)
$10.26-$38.00	27,766	5.25	$12.47	$—	21,187	$13.16	$—

Schedule of nonvested restricted stock units activity
A summary of the Company’s non-vested stock options at December 31, 2017 and December 31, 2016 and changes during the years are presented below.

Non-Vested Stock Options	Options	Weighted Average Grant Date Fair Value
Non-Vested at December 31, 2016	6,579	$10.26
Granted	197,369	$1.52
Vested	(25,220)	$2.66
Forfeited	—	$—
Non-Vested at December 31, 2017	178,728	$1.68